Share-Based Payment Plans (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Schedule of Number and Weighted-Average Exercise Prices of Other Equity Instruments
The second cycle commenced in 2019 and will be finalized on December 31, 2021, with delivery of the respective shares in 2022. The maximum number of shares assigned to this cycle of the plan was 9,471,489 shares and the outstanding at December 31, 2020 8,257,335, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2020	Unit fair value (euros)
TSR Objective	4,735,744.5	4,128,667.5	4.44
FCF Objective	4,735,744.5	4,128,667.5	6.14
In 2020 the third cycle commenced, and it will be finalized on December 31, 2022, with delivery of the respective shares in 2023. The maximum number of shares assigned to this cycle of the plan was 5,346,508 shares and the outstanding shares at December 31, 2020 5,309,098, with the following breakdown:

Third cycle	No. of shares assigned	Outstanding shares at 12/31/2020	Unit fair value (euros)
TSR Objective	2,673,254	2,654,549	1.64
FCF Objective	2,673,254	2,654,549	3.21
The first cycle commenced in 2018 and finalized on December 31, 2020. The maximum number of shares assigned to this cycle of the plan was 787,500, assigned as of January 1, 2018 with a unit fair value of 6.4631 euros per share for FCF objective and 4.516 euros for TSR. As of December 31, 2020 the number of outstanding shares was 691,750.
The second cycle commenced in 2019 and will be finalized on December 31, 2021, with delivery of the respective shares in 2022. The maximum number of shares assigned to this cycle of the plan was 812,000 shares and there were 745,000 outstanding shares at December 31, 2020, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2020	Unit fair value (euros)
TSR Objective	406,000	372,500	4.44
FCF Objective	406,000	372,500	6.14
In 2020 the third cycle commenced, and it will be finalized on December 31, 2022, with delivery of the respective shares in 2023. The maximum number of shares assigned to this cycle of the plan was 897,400 shares and the outstanding shares at December 31, 2020 894,000, with the following breakdown:

Third cycle	No. of shares assigned	Outstanding shares at 12/31/2020	Unit fair value (euros)
TSR Objective	448,700	447,000	1.64
FCF Objective	448,700	447,000	3.21